Related Party Transactions - Narrative Part 2 (Details) $ in Thousands		1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 01, 2017 item	Sep. 30, 2019	Aug. 31, 2017 item	Jan. 31, 2012 item	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2012 item	Dec. 31, 2009
Related Party Transaction [Line Items]
Subscriber acquisition costs | $					$ 1,863,895	$ 1,974,439	$ 3,797,718	$ 3,950,875	$ 7,768,732	$ 8,392,150	$ 8,692,676
100 Inverness Lease Agreement
Related Party Transaction [Line Items]
Required notice period for termination by the reporting entity	180 days
EchoStar | El Paso Lease Agreement | Dish Network
Related Party Transaction [Line Items]
Number of consecutive three year renewal options				4
Agreement Renewal Option Term				3 years
EchoStar | El Paso Lease Agreement | Dish Network
Related Party Transaction [Line Items]
Number of consecutive three year renewal options												4
Agreement Renewal Option Term												3 years
EchoStar | Professional Services Agreement | Dish Network
Related Party Transaction [Line Items]
Agreement term													1 year
Automatic renewal period													1 year
Minimum notice period for termination of agreement													60 days
EchoStar | 90 Inverness Lease Agreement | Dish Network
Related Party Transaction [Line Items]
Number of consecutive three year renewal options	4
Agreement Renewal Option Term	3 years
EchoStar | 90 Inverness Lease Agreement | Dish Network
Related Party Transaction [Line Items]
Number of consecutive three year renewal options	4
EchoStar | Cheyenne Lease Agreement | Dish Network
Related Party Transaction [Line Items]
Number of successive one year renewal options	12
Agreement Renewal Option Term	1 year
Required notice period for termination by the reporting entity	180 days
EchoStar | Cheyenne Lease Agreement | Dish Network
Related Party Transaction [Line Items]
Number of successive one year renewal options	12
Agreement Renewal Option Term	1 year
Required notice period for termination by the reporting entity	180 days
EchoStar | Gilbert Lease Agreement | Dish Network
Related Party Transaction [Line Items]
Agreement Renewal Option Term	1 year
EchoStar | Gilbert Lease Agreement | Dish Network
Related Party Transaction [Line Items]
Number of successive one year renewal options	12
EchoStar | Collocation And Antenna Space Agreements
Related Party Transaction [Line Items]
Required notice period for termination by the reporting entity	180 days
HNS | Collocation And Antenna Space Agreements
Related Party Transaction [Line Items]
Agreement Renewal Option Term		1 year
HNS | Collocation And Antenna Space Agreements | Dish Network
Related Party Transaction [Line Items]
Agreement Renewal Option Term		1 year	3 years
HNS | Collocation And Antenna Space Agreements | Dish Network | Minimum
Related Party Transaction [Line Items]
Required notice period for termination by the reporting entity		90 days
HNS | Collocation And Antenna Space Agreements | Dish Network | Maximum
Related Party Transaction [Line Items]
Required notice period for termination by the reporting entity		120 days
HNS | Collocation And Antenna Space Agreements | Dish Network
Related Party Transaction [Line Items]
Number of consecutive three year renewal options			4
Agreement Renewal Option Term			3 years